Summarizes Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Time deposits USD ($)	Mar. 31, 2012 Time deposits JPY (¥)	Mar. 31, 2011 Time deposits JPY (¥)	Mar. 31, 2012 Government bonds USD ($)	Mar. 31, 2012 Government bonds JPY (¥)	Mar. 31, 2011 Government bonds JPY (¥)	Mar. 31, 2012 Common stocks USD ($)	Mar. 31, 2012 Common stocks JPY (¥)	Mar. 31, 2011 Common stocks JPY (¥)	Mar. 31, 2012 Other Investments USD ($)	Mar. 31, 2012 Other Investments JPY (¥)	Mar. 31, 2011 Other Investments JPY (¥)	Mar. 31, 2012 Level 1 USD ($)	Mar. 31, 2012 Level 1 JPY (¥)	Mar. 31, 2011 Level 1 JPY (¥)	Mar. 31, 2012 Level 1 Government bonds USD ($)	Mar. 31, 2012 Level 1 Government bonds JPY (¥)	Mar. 31, 2011 Level 1 Government bonds JPY (¥)	Mar. 31, 2012 Level 1 Common stocks USD ($)	Mar. 31, 2012 Level 1 Common stocks JPY (¥)	Mar. 31, 2011 Level 1 Common stocks JPY (¥)	Mar. 31, 2012 Level 1 Other Investments USD ($)	Mar. 31, 2012 Level 1 Other Investments JPY (¥)	Mar. 31, 2011 Level 1 Other Investments JPY (¥)	Mar. 31, 2012 Level 2 USD ($)	Mar. 31, 2012 Level 2 JPY (¥)	Mar. 31, 2011 Level 2 JPY (¥)	Mar. 31, 2012 Level 2 Time deposits USD ($)	Mar. 31, 2012 Level 2 Time deposits JPY (¥)	Mar. 31, 2011 Level 2 Time deposits JPY (¥)	Mar. 31, 2012 Level 2 Government bonds USD ($)	Mar. 31, 2012 Level 2 Government bonds JPY (¥)	Mar. 31, 2012 Level 2 Other Investments USD ($)	Mar. 31, 2012 Level 2 Other Investments JPY (¥)	Mar. 31, 2011 Level 2 Other Investments JPY (¥)	Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 Other Investments USD ($)	Mar. 31, 2012 Level 3 Other Investments JPY (¥)
Assets
Cash equivalents	$ 8,620	¥ 708,504	¥ 787,850													$ 5,902	¥ 485,119	¥ 729,569										$ 2,718	¥ 223,385	¥ 58,281
Time deposits				609	50,000	120,000																									609	50,000	120,000
Marketable securities and other securities investments							43,824	3,601,912	3,127,170	12,584	1,034,319	960,229	6,047	496,944	576,951				43,760	3,596,625	3,127,170	12,584	1,034,319	960,229	496	40,711	37,842							64	5,287	5,530	454,549	539,109				21	1,684
Derivative financial instruments	3,619	297,496	417,306																									3,527	289,931	405,524									92	7,565	11,782
Total	75,303	6,189,175	5,989,506													62,742	5,156,774	4,854,810										12,448	1,023,152	1,122,914									113	9,249	11,782
Liabilities
Derivative financial instruments	(2,229)	(183,173)	(220,271)																									(2,194)	(180,347)	(215,283)									(35)	(2,826)	(4,988)
Total	$ (2,229)	¥ (183,173)	¥ (220,271)																									$ (2,194)	¥ (180,347)	¥ (215,283)									$ (35)	¥ (2,826)	¥ (4,988)